Revenue - Summary of Internal Performance Measurement and Resource Allocation (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 1,841.1	$ 2,795.8
Canada [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	672.5	1,052.1
United States [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1,148.7	1,704.0
Rest of the world [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	19.9	39.7
Steel Sheet and Strip [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1,346.7	2,035.8
Plate [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	324.1	506.2
Slab [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1.3	3.3
Freight [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	142.7	198.3
Non-steel revenue [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 26.3	$ 52.2